INCOME TAXES (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net U.S. operating loss carryforward	$ 420,695	$ 43,904
Valuation allowance	(420,695)	(43,904)
Net deferred tax assets